Fair Value Measurements Level 4 Financial Instruments Classified as Level 3 Still Held at Year End (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	$ (65)	$ 285	$ (441)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Change in Unrealized Gain (Loss)	82	(25)	134
Fair Value, Inputs, Level 3 [Member] | Contract Holder Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	82	(25)	134
Fair Value, Inputs, Level 3 [Member] | Contract Holder Funds [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	82	(25)	134
Fair Value, Inputs, Level 3 [Member] | Reinsurance Recoverable Including Reinsurance Premium Paid [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(19)	10	(34)
Fair Value, Inputs, Level 3 [Member] | Derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(48)	281	(401)
Fair Value, Inputs, Level 3 [Member] | Derivative [Member] | Equity Contract [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)		0	(1)
Fair Value, Inputs, Level 3 [Member] | Derivative [Member] | Interest Rate Contract [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(5)	1	(6)
Fair Value, Inputs, Level 3 [Member] | Derivative [Member] | US GMWB Hedging Instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(17)	28	(35)
Fair Value, Inputs, Level 3 [Member] | Derivative [Member] | US Macro Hedge Program [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	$ (26)	252	(359)
Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member] | Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)		$ 0	(2)
Other Comprehensive Income (Loss) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)			19
Other Comprehensive Income (Loss) [Member] | Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)			(19)
Other Comprehensive Income (Loss) [Member] | Fair Value, Inputs, Level 3 [Member] | Commercial Mortgage Backed Securities [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)			(1)
Other Comprehensive Income (Loss) [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)			(17)
Other Comprehensive Income (Loss) [Member] | Fair Value, Inputs, Level 3 [Member] | Residential Mortgage Backed Securities [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)			$ (1)